Receivable from Related Party and Other Non-current Financial Assets - Summary of Receivable from Related Party and Other Non-current Financial Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Receivable from related party	$ 1,620,073	$ 1,367,586
Receivable from related party	1,620,073	1,367,586
Receivable from related party and other non-current financial assets:
Receivable from related party	266,211	1,788,698
Marketable securities	5,566	8,441
Other	7,242	6,935
Receivable from related party and other financial assets	$ 279,019	$ 1,804,074